Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 397,860	$ 163,511	$ 49,634
Costs and expenses:
Costs of revenues	262,242	103,606	32,026
Selling, general and administrative expenses	84,133	37,689	15,811
Depreciation and amortization	47,439	19,505	6,889
Total costs and expenses	393,814	160,800	54,726
Income (loss) from operations	4,046	2,711	(5,092)
Interest and other expenses, net:
Interest expense, net	15,480	8,178	1,807
Loss on early extinguishment of debt	621	3,169	461
Loss (gain) on interest rate swap	(328)	42	(343)
Realized foreign currency (gain) loss	688	(156)
Total interest and other expenses, net	16,461	11,233	1,925
Loss before income taxes	(12,415)	(8,522)	(7,017)
Income tax benefit	(4,082)	(2,484)	(2,613)
Net loss	(8,333)	(6,038)	(4,404)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.25)	$ (0.33)	$ (0.42)
Weighted average number of common shares outstanding:
Basic and diluted (in Shares)	33,975,658	18,500,859	10,479,155
Comprehensive Loss:
Net loss	(8,333)	(6,038)	(4,404)
Foreign currency translation adjustments	(2,645)	1,216
Total comprehensive loss	$ (10,978)	$ (4,822)	$ (4,404)